INCOME TAXES - NET DEFERRED INCOME TAXES AND URECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets [Abstract]
Reserves and reinsurance	$ 64.0	$ 101.0
Investments	5.0	0.0
Other	9.0	13.0
Total deferred tax assets	78.0	114.0
Components of Deferred Tax Liabilities [Abstract]
DAC	49.0	81.0
Investments	0.0	11.0
Total deferred tax liabilities	49.0	92.0
Income Tax Uncertainties [Abstract]
Alternative minimum tax credit that do not expire	2.0
Unrecognized tax benefits that would impact the effective tax rate	4.0	4.0
Interest and penalties included in unrecognized tax benefits	0.3	0.3
Interest expense related to unrecognized tax benefits	0.0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	4.0	7.0	$ 6.0
Additions for tax positions of prior years	0.0		1.0
Subtraction for tax positions of prior years		(3.0)
Balance, End of Year	$ 4.0	4.0	$ 7.0
Internal Revenue Service (IRS)
Income Tax Examination [Line Items]
Expected impact on income tax benefit of amended corporate income tax returns		$ (0.2)